Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 6,515,767	$ 11,230,637	$ 8,010,357
Prepaid expenses	209,348	1,489,851	97,073
Prepaid expenses - Related party	14,358	0
Subscription receivable	0	2,761	0
TOTAL CURRENT ASSETS	6,739,473	12,723,249	8,107,430
Fixed Assets, net of accumulated depreciation	56,934	59,175	53,618
TOTAL ASSETS	6,796,407	12,782,424	8,161,048
CURRENT LIABILITIES
Accounts payable	1,401,177	449,875	778,753
Accrued expenses	199,233	141,525	310,435
Note payable	0	10,511	0
Accounts payable - related party		0	200,000
Accrued expenses - related party	352,624	389,058	0
TOTAL CURRENT LIABILITIES	1,953,034	990,969	1,289,188
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Common stock - 12,500,000 shares authorized, $.0001 par value; 1,554,369 issued and outstanding at September 30, 2016; 1,536,570 shares issued and outstanding at December 31, 2015	155	154	75
Additional paid-in capital	28,909,881	27,700,651	6,630,311
Accumulated deficit	(35,637,358)	(27,724,224)	(18,282,689)
TOTAL SHAREHOLDERS' DEFICIT	(6,727,322)	(23,419)	(11,652,303)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	6,796,407	12,782,424	8,161,048
Series A Convertible Redeemable Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible redeemable preferred stock, Series B, $.0001 par value, 333,333 shares authorized; 256,927.4 issued and outstanding at September 30, 2016 and 262,349.4 shares issued and outstanding at December 31, 2015 Liquidation preference of $15,415,643 at September 30, 2016 and $15,740,963 at December 31, 2015. plus dividends accruable at 13.3% per annum of $1,816,973 as of September 30, 2016 and $279,824 as of December 31, 2015.		0	18,524,163
Series B Convertible Redeemable Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible redeemable preferred stock, Series B, $.0001 par value, 333,333 shares authorized; 256,927.4 issued and outstanding at September 30, 2016 and 262,349.4 shares issued and outstanding at December 31, 2015 Liquidation preference of $15,415,643 at September 30, 2016 and $15,740,963 at December 31, 2015. plus dividends accruable at 13.3% per annum of $1,816,973 as of September 30, 2016 and $279,824 as of December 31, 2015.	$ 11,570,695	$ 11,814,874	$ 0